Note 6 - Stock-based Compensation (Details) - USD ($) $ / shares in Units, $ in Millions	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012	Dec. 23, 2010
Note 6 - Stock-based Compensation (Details) [Line Items]
Share-based Compensation Arrangement by Share-based Payment Award, Options, Grants in Period, Gross	0	0
Share-based Compensation Arrangement by Share-based Payment Award, Options, Grants in Period, Weighted Average Grant Date Fair Value (in Dollars per share)			$ 11.45
Share-based Compensation Arrangement by Share-based Payment Award, Options, Exercises in Period, Intrinsic Value (in Dollars)	$ 3.2	$ 13.0
Employee Service Share-based Compensation, Nonvested Awards, Compensation Not yet Recognized, Stock Options (in Dollars)	$ 0.2
Share Based Compensation Arrangement by Share Based Payment Award Options and Restricted Stock Outstanding Number	6,400,000	6,400,000
Allocated Share-based Compensation Expense (in Dollars)	$ 18.4	$ 22.6	$ 18.0
Employee Service Share-based Compensation, Tax Benefit from Compensation Expense (in Dollars)	$ 6.4	$ 7.9	$ 6.2
LTIP 2012 [Member]
Note 6 - Stock-based Compensation (Details) [Line Items]
Share-based Compensation Arrangement by Share-based Payment Award, Award Requisite Service Period	3 years
Share-based Compensation Arrangement by Share-based Payment Award, Number of Shares Authorized	4,300,000
Share-based Compensation Arrangement by Share-based Payment Award, Number of Shares Available for Grant	2,600,000
Share Based Compensation Arrangement by Share Based Payment Award Options and Restricted Stock Outstanding Number	1,400,000	1,200,000
Plan 2010 [Member]
Note 6 - Stock-based Compensation (Details) [Line Items]
Share-based Compensation Arrangement by Share-based Payment Award, Number of Shares Authorized	5,700,000
Share Based Compensation Arrangement by Share Based Payment Award Options and Restricted Stock Outstanding Number	4,000,000	4,100,000
Plan 2006 [Member]
Note 6 - Stock-based Compensation (Details) [Line Items]
Share-based Compensation Arrangement by Share-based Payment Award, Number of Shares Available for Grant				0
Share Based Compensation Arrangement by Share Based Payment Award Options and Restricted Stock Outstanding Number	1,000,000	1,100,000
Employee Stock Option [Member]
Note 6 - Stock-based Compensation (Details) [Line Items]
Employee Service Share-based Compensation, Nonvested Awards, Compensation Cost Not yet Recognized, Period for Recognition	146 days
Employee Stock Option [Member] | Plan 2010 [Member]
Note 6 - Stock-based Compensation (Details) [Line Items]
Share-based Compensation Arrangement by Share-based Payment Award, Award Requisite Service Period	3 years
Restricted Stock [Member]
Note 6 - Stock-based Compensation (Details) [Line Items]
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Grants in Period	798,000
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Grants in Period, Weighted Average Grant Date Fair Value (in Dollars per share)	$ 24.65
Restricted Stock [Member] | LTIP 2012 [Member] | Employee and Non Employee Directors [Member]
Note 6 - Stock-based Compensation (Details) [Line Items]
Employee Service Share-based Compensation, Nonvested Awards, Compensation Cost Not yet Recognized, Period for Recognition	1 year 255 days
Restricted Stock [Member] | LTIP 2012 [Member] | Employee and Non Employee Directors [Member]
Note 6 - Stock-based Compensation (Details) [Line Items]
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Grants in Period	800,000
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Grants in Period, Weighted Average Grant Date Fair Value (in Dollars per share)	$ 24.65	$ 23.37
Employee Service Share-based Compensation, Nonvested Awards, Compensation Cost Not yet Recognized (in Dollars)	$ 18.7	$ 15.8
Restricted Stock [Member] | LTIP 2012 [Member] | Employees,Consultants and Non Employee Directors [Member]
Note 6 - Stock-based Compensation (Details) [Line Items]
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Grants in Period		700,000
Minimum [Member] | Restricted Stock [Member] | LTIP 2012 [Member]
Note 6 - Stock-based Compensation (Details) [Line Items]
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Grants in Period, Weighted Average Grant Date Fair Value (in Dollars per share)	$ 14.46
Minimum [Member] | Restricted Stock [Member] | LTIP 2012 [Member] | Employees,Consultants and Non Employee Directors [Member]
Note 6 - Stock-based Compensation (Details) [Line Items]
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Grants in Period, Weighted Average Grant Date Fair Value (in Dollars per share)		$ 19.25
Maximum [Member] | Restricted Stock [Member] | LTIP 2012 [Member] | Employee and Non Employee Directors [Member]
Note 6 - Stock-based Compensation (Details) [Line Items]
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Grants in Period, Weighted Average Grant Date Fair Value (in Dollars per share)	$ 33.14
Maximum [Member] | Restricted Stock [Member] | LTIP 2012 [Member] | Employees,Consultants and Non Employee Directors [Member]
Note 6 - Stock-based Compensation (Details) [Line Items]
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Grants in Period, Weighted Average Grant Date Fair Value (in Dollars per share)		$ 23.69